CONSOLIDATED BALANCE SHEET - (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Consolidated Balance Sheet [abstract]
Trade Receivables	$ 17,334	$ 15,237
Collateral deposits	$ 6,128	$ 2,069